Employees and Personnel Costs - Average Number of Employees (Details) - item	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees and Personnel Costs
Average Number of Employees	56	23	14
Percentage of Male Employees	47.00%	57.00%	43.00%
Parent Company
Employees and Personnel Costs
Average Number of Employees	29	16	13
Percentage of Male Employees	40.00%	44.00%	38.00%
Parent Company | Sweden
Employees and Personnel Costs
Average Number of Employees	29	16	13
Percentage of Male Employees	40.00%	44.00%	38.00%
Subsidiaries
Employees and Personnel Costs
Average Number of Employees	27	7	1
Percentage of Male Employees	55.00%	86.00%	100.00%
Subsidiaries | France
Employees and Personnel Costs
Average Number of Employees	3
Percentage of Male Employees	26.00%
Subsidiaries | Switzerland
Employees and Personnel Costs
Average Number of Employees	6	2
Percentage of Male Employees	47.00%	50.00%
Subsidiaries | USD
Employees and Personnel Costs
Average Number of Employees	18	5	1
Percentage of Male Employees	62.00%	100.00%	100.00%